Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Contingent Liabilities Details Narrative
Cap on environment financial responsibility			$ 1,871
Environmental remediation expense	$ 2,000		(1,000)	$ 0	$ 0
Total cost of remediation			$ 1,900
Environmental remediation recovery		$ 3,000